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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07868

Invesco Advantage Municipal Income Trust II

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)

Sheri Morris

1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 2/28

Date of reporting period: 5/31/16

Item 1. Schedule of Investments.

Invesco Advantage Municipal Income Trust II Quarterly Schedule of Portfolio Holdings May 31, 2016

invesco.com/us	VK-CE-AMINC2-QTR-1	05/16	Invesco Advisers, Inc.

Schedule of Investments

May 31, 2016

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–167.50%(a)

Alabama–3.20%

Alabama (State of) Special Care Facilities Financing Authority (Ascension Health Senior Credit Group); Series 2016 B, Ref. RB (b)	5.00%	11/15/2046	$ 3,630	$ 4,330,663
Alabaster (City of) Board of Education; Series 2014 A, Limited Special Tax GO Wts. (INS-AGM) (c)	5.00%	09/01/2039	950	1,113,656
Series 2014 A, Limited Special Tax GO Wts. (INS-AGM) (c)	5.00%	09/01/2044	950	1,109,058
Bessemer Governmental Utility Services Corp.; Series 2008 A, Ref. Water Supply RB (INS-AGC) (b)(c)	5.00%	06/01/2039	2,375	2,464,799
Birmingham (City of) Airport Authority; Series 2010, RB (INS-AGM) (c)	5.25%	07/01/2030	1,800	2,059,074
Huntsville (City of) Special Care Facilities Financing Authority (Redstone Village); Series 2007, Retirement Facility RB	5.50%	01/01/2043	1,900	1,906,707
Lower Alabama Gas District (The); Series 2016 A, Gas Project RB (b)	5.00%	09/01/2046	2,100	2,736,468
Mobile (City of) Industrial Development Board (Mobile Energy Services Co.); Series 1995, Ref. Solid Waste Disposal RB	6.95%	01/01/2020	4	0
Selma (City of) Industrial Development Board; Series 2009 A, Gulf Opportunity Zone RB	6.25%	11/01/2033	2,200	2,556,664
				18,277,089

Alaska–0.70%

Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB (b)	5.50%	10/01/2041	3,465	4,005,228

Arizona–3.23%

Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital); Series 2014, Ref. RB	5.00%	12/01/2042	1,645	1,910,996
Arizona (State of) Transportation Board; Series 2008 B, Highway RB (b)(d)(e)	5.00%	07/01/2018	1,875	2,038,388
Series 2008 B, Highway RB (b)(d)(e)	5.00%	07/01/2018	2,810	3,054,863
Glendale (City of) Industrial Development Authority (Midwestern University); Series 2010, RB	5.00%	05/15/2035	500	561,600
Series 2010, RB	5.13%	05/15/2040	1,250	1,409,937
Phoenix (City of) Industrial Development Authority (Career Success Schools); Series 2009, Education RB	7.00%	01/01/2039	690	666,464
Series 2009, Education RB	7.13%	01/01/2045	660	642,305
Phoenix (City of) Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, Education Facility RB (f)	6.50%	07/01/2034	380	448,955
Phoenix (City of) Industrial Development Authority (Rowan University); Series 2012, Lease RB	5.00%	06/01/2042	2,340	2,626,627
Pima (County of) Industrial Development Authority (Global Water Resources, LLC); Series 2007, Water & Wastewater RB (g)	6.55%	12/01/2037	2,440	2,522,448
Salt River Project Agricultural Improvement & Power District; Series 2009 A, Electric System RB (b)	5.00%	01/01/2028	2,305	2,544,513
				18,427,096

Arkansas–0.34%

Arkansas (State of) (College Savings); Series 1996 A, Unlimited Tax CAB GO Bonds (e)(h)	0.00%	06/01/2016	1,930	1,930,000

California–22.48%

Alameda Corridor Transportation Authority Series 2016 B, Ref. Second Sub. Lien RB	5.00%	10/01/2036	1,480	1,770,346
Anaheim (City of) Public Financing Authority (Anaheim Public Improvements); Series 1997 C, Sub. Lease CAB RB (INS-AGM) (c)(h)	0.00%	09/01/2019	6,000	5,736,720
Series 1997 C, Sub. Lease CAB RB (INS-AGM) (c)(h)	0.00%	09/01/2021	7,265	6,576,569
Series 1997 C, Sub. Lease RB (INS-AGM) (c)	6.00%	09/01/2016	685	693,884
Bay Area Governments Association (California Redevelopment Agency Pool); Series 2004, Tax Allocation RB (INS-SGI) (c)	5.25%	09/01/2035	170	170,277
Bay Area Toll Authority (San Francisco Bay Area); Series 2008 F-1, Toll Bridge RB (b)(d)(e)	5.00%	04/01/2018	6,715	7,242,598
Beverly Hills Unified School District (Election of 2008); Series 2009, Unlimited Tax CAB GO Bonds (h)	0.00%	08/01/2028	900	675,018

See accompanying notes which are an integral part of this schedule.

                                 Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

California (State of) Department of Water Resources (Central Valley); Series 2008 AE, Water System RB (b)	5.00%	12/01/2024	$ 850	$ 922,998
Series 2008 AE, Water System RB (b)	5.00%	12/01/2025	1,075	1,167,095
Series 2008 AE, Water System RB (b)	5.00%	12/01/2026	1,075	1,166,418
Series 2008 AE, Water System RB (b)	5.00%	12/01/2027	650	704,737
Series 2008 AE, Water System RB (b)	5.00%	12/01/2028	1,075	1,167,773
California (State of) Health Facilities Financing Authority (Catholic Healthcare West); Series 2009 A, RB	6.00%	07/01/2034	1,100	1,262,591
California (State of) Housing Finance Agency; Series 2008 K, Home Mortgage RB (g)	5.30%	08/01/2023	1,705	1,745,340
Series 2008 K, Home Mortgage RB (g)	5.45%	08/01/2028	4,100	4,173,144
California (State of) Pollution Control Finance Authority; Series 2012, Water Furnishing RB (f)(g)	5.00%	07/01/2027	1,050	1,181,491
Series 2012, Water Furnishing RB (f)(g)	5.00%	07/01/2030	1,215	1,363,534
Series 2012, Water Furnishing RB (f)(g)	5.00%	07/01/2037	2,685	2,979,920
California (State of) Public Works Board (Department of Corrections - State Prisons); Series 1993 A, Ref. Lease RB (INS-AMBAC) (c)	5.00%	12/01/2019	3,095	3,330,777
California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2009 A, RB	5.00%	04/01/2019	1,450	1,619,824
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2014, RB	5.25%	12/01/2044	655	735,578
Series 2016 A, RB (f)	5.00%	12/01/2046	1,030	1,144,711
California (State of); Series 2009, Various Purpose Unlimited Tax GO Bonds	5.75%	04/01/2031	1,300	1,477,931
Series 2009 A, Ref. Economic Recovery Unlimited Tax GO Bonds (d)(e)	5.25%	07/01/2019	1,335	1,514,905
Series 2009 A, Ref. Economic Recovery Unlimited Tax GO Bonds (d)(e)	5.25%	07/01/2019	765	868,091
Series 2012, Ref. Unlimited Tax GO Bonds	5.25%	02/01/2030	2,220	2,663,911
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/2042	2,060	2,410,612
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.25%	04/01/2035	2,805	3,393,854
Series 2013, Ref. Various Purpose Unlimited Tax GO Bonds	5.25%	09/01/2030	2,000	2,495,200
Series 2013, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/2037	1,350	1,609,335
Daly City (City of) Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. Third Tier Mobile Home Park RB	6.50%	12/15/2047	410	420,795
East Bay Municipal Utility District; Series 2010 A, Ref. Sub. Water System RB (b)	5.00%	06/01/2036	4,065	4,670,238
Florin Resource Conservation District (Elk Grove Water Service); Series 2003 A, Capital Improvement COP (INS-NATL) (c)	5.00%	09/01/2033	665	668,152
Foothill-Eastern Transportation Corridor Agency; Series 2015, Ref. CAB Toll Road RB (INS-AGM) (c)(h)	0.00%	01/15/2034	3,145	1,662,353
Golden State Tobacco Securitization Corp.; Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	4.50%	06/01/2027	3,505	3,533,811
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2033	4,220	4,247,683
Series 2013 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/2030	1,050	1,250,718
Series 2015 A, Ref. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2040	3,000	3,561,210
Los Angeles (City of) Department of Water & Power; Series 2012 B, Waterworks RB	5.00%	07/01/2037	1,200	1,424,136
Subseries 2008 A-1, Power System RB (b)	5.25%	07/01/2038	3,000	3,260,910
Morongo Band of Mission Indians (The) (Enterprise Casino); Series 2008 B, RB (f)	5.50%	03/01/2018	100	105,711
Oakland (Port of); Series 2012 P, Ref. Sr. Lien RB (g)	5.00%	05/01/2028	2,730	3,180,423
Palomar Pomerado Health; Series 2009, COP	6.75%	11/01/2039	1,225	1,369,489
Riverside County Asset Leasing Corp. (Riverside County Hospital); Series 1997, Leasehold RB (INS-NATL) (c)(h)	0.00%	06/01/2021	9,000	8,070,660
San Diego (County of) Regional Airport Authority; Series 2010 A, Sub. RB	5.00%	07/01/2034	1,600	1,814,192
San Diego Community College District (Election of 2006); Series 2011, Unlimited Tax GO Bonds (b)	5.00%	08/01/2036	8,490	9,894,416
San Francisco (City & County of) Airport Commission (San Francisco International Airport); Series 2011 F, Ref. Second Series RB (g)	5.00%	05/01/2025	850	991,516
Series 2011 F, Ref. Second Series RB (g)	5.00%	05/01/2026	1,700	1,979,820

See accompanying notes which are an integral part of this schedule.

                                 Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

San Francisco (City & County of) Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, Water RB (b)	5.00%	11/01/2036	$ 3,690	$ 4,324,459
San Francisco (City & County of) Public Utilities Commission; Series 2012, Water RB	5.00%	11/01/2033	4,000	4,774,880
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, Special Tax RB	5.50%	09/01/2032	525	608,066
Vernon (City of); Series 2009 A, Electric System RB (d)(e)	5.13%	08/01/2019	720	785,491
Series 2009 A, Electric System RB	5.13%	08/01/2021	1,630	1,817,743
				128,382,054

Colorado–3.76%

Colorado (State of) Health Facilities Authority (Catholic Health); Series 2006 C5, RB (b)(d)(e)	5.00%	05/01/2018	5,425	5,861,658
Colorado (State of) Health Facilities Authority (Evangelical Lutheran); Series 2005, Health Facilities RB	5.00%	06/01/2035	2,020	2,024,525
Colorado (State of) Health Facilities Authority (Volunteers of America Care); Series 2007 A, Health & Residential Care Facilities RB	5.30%	07/01/2037	1,005	1,005,060
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, Private Activity RB	6.00%	01/15/2034	1,200	1,392,864
Series 2010, Private Activity RB	6.50%	01/15/2030	1,500	1,774,590
Denver (City & County of); Series 2012 B, Airport System RB	5.00%	11/15/2037	1,400	1,652,714
Salida (City of) Hospital District; Series 2006, RB	5.25%	10/01/2036	1,581	1,585,537
University of Colorado; Series 2013 A, Enterprise RB (b)	5.00%	06/01/2037	2,655	3,157,592
Series 2013 A, Enterprise RB (b)	5.00%	06/01/2043	2,535	2,994,976
				21,449,516

District of Columbia–3.52%

District of Columbia (Provident Group - Howard Properties LLC); Series 2013, Student Dormitory RB	5.00%	10/01/2045	1,650	1,660,659
District of Columbia (Sibley Memorial Hospital); Series 2009, Hospital RB (d)(e)	6.38%	10/01/2019	2,650	3,111,948
Series 2009, Hospital RB (d)(e)	6.50%	10/01/2019	800	942,720
District of Columbia Water & Sewer Authority; Series 2007 A, Public Utility Sub. Lien RB (d)(e)	5.50%	10/01/2017	5,500	5,852,715
Series 2008 A, Ref. Public Utility Sub. Lien RB (b)(d)(e)	5.00%	10/01/2018	850	932,459
Series 2008 A, Ref. Public Utility Sub. Lien RB (b)(d)(e)	5.00%	10/01/2018	1,725	1,892,342
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2014 A, Ref. Sr. Lien Dulles Toll Road RB	5.00%	10/01/2053	5,190	5,703,031
				20,095,874

Florida–10.51%

Alachua (County of) (North Florida Retirement Village, Inc.); Series 2007, IDR	5.88%	11/15/2036	1,000	1,019,490
Alachua (County of) Health Facilities Authority (Terraces at Bonita Springs); Series 2011 A, RB	8.13%	11/15/2041	1,000	1,189,300
Broward (County of); Series 2012 A, Water & Sewer Utility RB	5.00%	10/01/2037	2,460	2,908,138
Series 2013 C, Airport System RB	5.25%	10/01/2038	1,900	2,218,934
Series 2015 A, Airport System RB (g)	5.00%	10/01/2045	1,670	1,926,846
Citizens Property Insurance Corp. (High Risk Account); Series 2010 A-1, Sr. Sec. RB	5.25%	06/01/2017	2,420	2,527,545
Collier (County of) Industrial Development Authority (The Arlington of Naples); Series 2014 A, Continuing Care Community RB (f)	7.75%	05/15/2035	1,000	1,180,810
Series 2014 B-2, TEMPS-70SM Continuing Care Community RB (f)	6.50%	05/15/2020	1,000	1,001,820
Davie (Town of) (Nova Southeastern University); Series 2013 A, Educational Facilities RB	6.00%	04/01/2042	1,100	1,319,769
Escambia (County of) Health Facilities Authority (Florida Health Care Facility Loan Veterans Health Administration Program); Series 2000, RB (INS-AMBAC) (c)	5.95%	07/01/2020	225	239,353
Florida (State of) Department of Transportation; Series 2008 A, Ref. Turnpike RB (b)	5.00%	07/01/2026	1,305	1,376,788
Series 2008 A, Ref. Turnpike RB (b)	5.00%	07/01/2027	1,325	1,396,696
Series 2008 A, Ref. Turnpike RB (b)	5.00%	07/01/2028	1,440	1,516,464
Series 2008 A, Ref. Turnpike RB (b)	5.00%	07/01/2032	2,500	2,634,725

See accompanying notes which are an integral part of this schedule.

                                 Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)

Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 B, Ref. RB (g)	5.13%	06/01/2027	$1,800	$2,107,674
Hillsborough (County of) Aviation Authority; Series 2008 A, RB (INS-AGC) (b)(c)(g)	5.38%	10/01/2033	1,075	1,166,655
Series 2008 A, RB (INS-AGC) (b)(c)(g)	5.50%	10/01/2038	2,425	2,641,577
JEA; Series 2012 Three B, Electric System RB (b)	5.00%	10/01/2039	3,300	3,805,593
Miami Beach (City of) Health Facilities Authority (Mount Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/2039	710	812,780
Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB	5.00%	07/01/2040	1,000	1,135,990
Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital); Series 2010 A, Ref. Hospital RB	6.13%	08/01/2042	705	822,989
Miami-Dade (County of); Series 2012 A, Ref. Aviation RB (g)	5.00%	10/01/2028	1,510	1,747,765
Series 2012 A, Ref. Aviation RB (g)	5.00%	10/01/2030	2,270	2,633,813
Series 2012 B, Ref. Sub. Special Obligation RB	5.00%	10/01/2032	870	1,023,381
Series 2012 B, Ref. Sub. Special Obligation RB	5.00%	10/01/2035	1,375	1,604,061
Series 2012 B, Ref. Sub. Special Obligation RB (INS-AGM) (c)	5.00%	10/01/2035	1,450	1,691,555
Palm Beach (County of) Health Facilities Authority (BRRH Corp. Obligated Group); Series 2014, Ref. RB	5.00%	12/01/2031	1,125	1,306,912
Palm Beach (County of) Health Facilities Authority (The Waterford); Series 2007, RB (d)(e)	5.88%	11/15/2017	1,250	1,343,037
Palm Beach (County of) Solid Waste Authority; Series 2009, Improvement RB (INS-BHAC) (b)(c)	5.50%	10/01/2023	2,900	3,329,838
Series 2011, Ref. RB (b)	5.00%	10/01/2031	2,805	3,278,119
Putnam (County of) Development Authority (Seminole Electric Cooperative); Series 2007 A, Ref. PCR (INS-AMBAC) (c)(d)	5.35%	05/01/2018	3,500	3,769,990
Reunion East Community Development District; Series 2005, Special Assessment RB (i)	5.80%	05/01/2036	197	2
Series 2015-2, Special Assessment RB	6.60%	05/01/2036	250	255,010
Seminole Indian Tribe of Florida; Series 2007 A, Special Obligation RB (f)	5.25%	10/01/2027	500	519,310
Seven Oaks Community Development District II; Series 2004 A, Special Assessment RB	5.88%	05/01/2035	830	818,031
Sterling Hill Community Development District; Series 2003 A, Capital Improvement Special Assessment RB	6.20%	05/01/2035	870	608,991
Sumter (County of) Industrial Development Authority (Central Florida Health Alliance); Series 2014 A, Hospital RB	5.25%	07/01/2044	1,000	1,146,100
				60,025,851

Georgia–3.94%

Atlanta (City of) (Beltline); Series 2009 B, Tax Allocation RB	6.75%	01/01/2020	410	466,609
Series 2009 B, Tax Allocation RB	6.75%	01/01/2020	225	256,066
Series 2009 B, Tax Allocation RB	7.38%	01/01/2031	220	249,861
Atlanta (City of); Series 2009 A, Water & Wastewater RB (d)(e)	6.00%	11/01/2019	1,350	1,578,217
Series 2009 A, Water & Wastewater RB (d)(e)	6.00%	11/01/2019	1,450	1,695,122
Series 2009 A, Water & Wastewater RB (d)(e)	6.00%	11/01/2019	1,350	1,578,217
Series 2015, Ref. Water & Wastewater RB (b)	5.00%	11/01/2040	6,015	7,151,895
Georgia (State of) Municipal Electric Authority; Series 1993 B, Power RB (e)	5.70%	01/01/2019	4,505	4,992,171
Private Colleges & Universities Authority (Emory University); Series 2009 B, RB (b)	5.00%	09/01/2029	4,000	4,515,360
				22,483,518

Hawaii–2.93%

Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group); Series 2013 A, Ref. Special Purpose RB	5.50%	07/01/2043	2,500	2,976,000
Hawaii (State of); Series 2010 A, Airport System RB	5.00%	07/01/2039	2,250	2,535,053
Series 2014 EO, Unlimited Tax GO Bonds	5.00%	08/01/2033	4,500	5,455,755
Series 2015 A, Airport System RB (g)	5.00%	07/01/2045	1,680	1,932,403
Honolulu (City & County of); Series 2012 A, Unlimited Tax GO Bonds	5.00%	11/01/2036	1,000	1,193,740

See accompanying notes which are an integral part of this schedule.

                                 Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Hawaii–(continued)

Honolulu (City and County of); Series 2015 A, Ref. Jr. Wastewater System RB (b)	5.00%	07/01/2031	$ 2,160	$ 2,635,567
				16,728,518

Idaho–0.75%

Idaho (State of) Health Facilities Authority (St. Luke’s Health System); Series 2008 A, RB	6.50%	11/01/2023	850	959,956
Series 2008 A, RB	6.75%	11/01/2037	1,100	1,237,104
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2007, Ref. RB	6.13%	11/15/2027	740	761,793
Regents of the University of Idaho; Series 2011, Ref. General RB (d)	5.25%	04/01/2021	1,160	1,349,985
				4,308,838

Illinois–20.23%

Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Increment Allocation RB	5.60%	01/01/2023	1,450	1,476,289
Bolingbrook (Village of); Series 1999 C, Ref. Unlimited Tax CAB GO Bonds (INS-NATL) (c)(h)	0.00%	01/01/2029	1,710	1,111,209
Bourbonnais (Village of) (Olivet Nazarene University); Series 2010, Industrial Project RB	5.50%	11/01/2040	800	885,976
Series 2013, Industrial Project RB	5.50%	11/01/2042	630	700,251
Chicago (City of) (Midway Airport); Series 2013 A, Ref. Second Lien RB (g)	5.50%	01/01/2031	2,600	3,056,898
Series 2014 A, Ref. Second Lien RB (g)	5.00%	01/01/2041	950	1,068,389
Chicago (City of) (O’Hare International Airport); Series 2008 A, Third Lien General Airport RB (INS-AGM) (b)(c)	5.00%	01/01/2033	4,400	4,643,584
Series 2013, Sr. Lien Customer Facility Charge RB	5.75%	01/01/2038	1,900	2,249,847
Series 2015 C, RB (g)	5.00%	01/01/2046	645	729,966
Series 2015 D, RB	5.00%	01/01/2046	450	524,313
Chicago (City of) Transit Authority; Series 2011, Sales Tax Receipts RB (b)	5.25%	12/01/2036	4,185	4,625,639
Series 2014, Sales Tax Receipts RB	5.00%	12/01/2044	2,850	3,204,312
Chicago (City of); Series 2002 B, Unlimited Tax GO Bonds	5.50%	01/01/2037	520	522,444
Series 2005 D, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2040	2,325	2,328,022
Series 2007 E, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2042	260	260,338
Series 2008 A, Unlimited Tax GO Bonds (INS-AGC) (b)(c)	5.25%	01/01/2025	2,700	2,822,229
Series 2011, Tax Increment Allocation Revenue COP	7.13%	05/01/2021	1,120	1,205,322
Series 2011 A, Sales Tax RB	5.25%	01/01/2038	2,785	2,984,907
Series 2012, Second Lien Wastewater Transmission RB	5.00%	01/01/2042	2,585	2,812,842
Series 2012 A, Unlimited Tax GO Bonds	5.00%	01/01/2033	1,190	1,262,423
Series 2014, Ref. Motor Fuel Tax RB	5.00%	01/01/2029	890	936,983
Series 2014, Second Lien Waterworks RB	5.00%	11/01/2044	665	750,599
Series 2015 A, Unlimited Tax GO Bonds	5.50%	01/01/2033	2,590	2,619,889
Illinois (State of) Finance Authority (Art Institute of Chicago); Series 2012 A, RB	5.00%	03/01/2034	1,000	1,145,770
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB	5.00%	09/01/2039	1,100	1,235,311
Illinois (State of) Finance Authority (Christian Homes, Inc.); Series 2007, Ref. RB (d)(e)	5.75%	05/15/2017	460	482,347
Series 2007, Ref. RB (d)(e)	5.75%	05/15/2017	220	230,421
Series 2007, Ref. RB	5.75%	05/15/2026	520	529,859
Illinois (State of) Finance Authority (Evangelical Hospitals); Series 1992 A, Ref. RB (e)	6.75%	04/15/2017	335	352,752
Series 1992 C, RB (INS-AGM) (c)	6.75%	04/15/2017	185	194,803
Illinois (State of) Finance Authority (Kish Health System Obligated Group); Series 2008, Ref. Hospital RB (d)(e)	5.50%	10/01/2018	1,325	1,467,027
Illinois (State of) Finance Authority (Loyola University of Chicago); Series 2012 B, RB	5.00%	07/01/2042	2,000	2,246,880
Illinois (State of) Finance Authority (Northwestern Memorial Hospital); Series 2009 A, RB (b)	5.38%	08/15/2024	2,400	2,675,280
Series 2009 A, RB (b)	5.75%	08/15/2030	1,700	1,961,902
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2015 A, Ref. RB	5.00%	11/15/2045	1,810	2,090,767
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	2.00%	05/15/2055	257	32,125
Series 2016 B, RB	5.63%	05/15/2020	1,458	1,464,208

See accompanying notes which are an integral part of this schedule.

                                 Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Illinois (State of) Finance Authority (Resurrection Health Care Corp.); Series 1999 A, RB (INS-AGM) (c)	5.50%	05/15/2024	$ 2,000	$ 2,168,420
Illinois (State of) Finance Authority (Riverside Health System); Series 2009, RB	6.25%	11/15/2035	1,400	1,616,972
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/2037	1,000	1,014,090
Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB (d)(e)	7.25%	11/01/2018	2,140	2,468,105
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	1,570	1,826,365
Illinois (State of) Finance Authority (Sherman Health System); Series 2007 A, RB (d)(e)	5.50%	08/01/2017	3,000	3,163,440
Illinois (State of) Finance Authority (Swedish Covenant Hospital); Series 2010 A, Ref. RB	6.00%	08/15/2038	1,790	2,003,923
Illinois (State of) Finance Authority (The University of Chicago Medical Center); Series 2011 C, RB (b)	5.50%	08/15/2041	2,595	2,952,072
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB (b)	5.25%	10/01/2052	2,460	2,866,343
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2015 A, RB	5.50%	06/15/2053	4,500	5,169,150
Illinois (State of) Metropolitan Pier & Exposition Authority; Series 2002, Dedicated State Tax CAB RB (INS-AGM) (c)(h)	0.00%	12/15/2029	2,100	1,296,477
Illinois (State of) Sports Facilities Authority; Series 2014, Ref. RB (INS-AGM) (c)	5.25%	06/15/2031	920	1,054,145
Series 2014, Ref. RB (INS-AGM) (c)	5.25%	06/15/2032	840	959,280
Illinois (State of) Toll Highway Authority; Series 2013 A, RB (b)	5.00%	01/01/2038	3,125	3,576,063
Series 2014 C, RB (b)	5.00%	01/01/2039	3,760	4,399,689
Series 2015 A, RB (b)	5.00%	01/01/2040	1,500	1,768,290
Illinois (State of); Series 2012 A, Unlimited Tax GO Bonds	5.00%	01/01/2031	935	995,298
Series 2013, Unlimited Tax GO Bonds (INS-AGM) (c)	5.25%	07/01/2029	1,660	1,881,992
Series 2014, Unlimited Tax GO Bonds	5.00%	05/01/2035	1,250	1,344,600
Series 2014, Unlimited Tax GO Bonds	5.00%	05/01/2036	850	911,931
Series 2014, Unlimited Tax GO Bonds	5.25%	02/01/2034	1,050	1,148,196
Northern Illinois University (Hoffman Estates Education Center); Series 1993, COP (INS-AGM) (c)	5.40%	09/01/2016	595	599,617
Peoria (County of); Series 2011, Unlimited Tax GO Bonds (b)	5.00%	12/15/2041	3,425	3,895,184
Peoria, Moline & Freeport (Cities of); Series 1995 A, Collateralized Single Family Mortgage RB (CEP-GNMA) (g)	7.60%	04/01/2027	50	50,190
Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.50%	06/01/2023	3,625	4,251,944
Regional Transportation Authority; Series 1994 A, RB (INS-AMBAC) (c)	8.00%	06/01/2017	2,595	2,681,673
Will (County of) & Kankakee (City of) Regional Development Authority (Senior Estates Supportive Living); Series 2007, MFH RB (g)	7.00%	12/01/2042	535	560,059
				115,515,631

Indiana–4.57%

Indiana (State of) Finance Authority (Ascension Health Senior Credit); Series 2006 B-6, RB (b)(d)(e)	5.00%	11/15/2016	4,600	4,691,586
Indiana (State of) Finance Authority (CWA Authority); Series 2011 B, Second Lien Wastewater Utility RB	5.25%	10/01/2031	2,550	2,999,667
Indiana (State of) Finance Authority (I-69 Section 5); Series 2014, RB (g)	5.00%	09/01/2046	1,145	1,236,405
Series 2014, RB (g)	5.25%	09/01/2034	665	749,761
Series 2014, RB (g)	5.25%	09/01/2040	1,920	2,121,197
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing); Series 2013, Private Activity RB (g)	5.00%	07/01/2040	2,940	3,229,943
Series 2013 A, Private Activity RB (g)	5.00%	07/01/2035	500	555,955
Series 2013 A, Private Activity RB (g)	5.00%	07/01/2048	440	479,059
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/2032	610	656,025
Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/2039	4,050	4,284,090
Indiana (State of) Municipal Power Agency; Series 2013 A, Power Supply System RB	5.25%	01/01/2034	1,000	1,188,910
Series 2016 A, Ref. Power Supply System RB	5.00%	01/01/2042	1,280	1,522,150

See accompanying notes which are an integral part of this schedule.

                                 Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Indiana–(continued)

Valparaiso (City of) (Pratt Paper, LLC); Series 2013, Exempt Facilities RB (g)	6.75%	01/01/2034	$ 1,500	$ 1,848,030
Vigo (County of) Hospital Authority (Union Hospital, Inc.); Series 2007, RB (f)	5.75%	09/01/2042	500	514,480
				26,077,258

Iowa–0.99%

Iowa (State of) Finance Authority (Alcoa Inc.); Series 2012, Midwestern Disaster Area RB	4.75%	08/01/2042	1,500	1,527,195
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2013, Midwestern Disaster Area RB	5.00%	12/01/2019	1,790	1,847,638
Iowa (State of) Tobacco Settlement Authority; Series 2005 C, Asset-Backed RB	5.63%	06/01/2046	855	854,940
Pottawattamie (County of) (Christian Homes Inc.); Series 2007 E, Ref. RB	5.75%	05/15/2026	1,400	1,426,936
				5,656,709

Kansas–0.82%

Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB (b)	5.75%	11/15/2038	2,800	3,217,620
Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, Power Project RB	5.75%	07/01/2038	1,215	1,448,973
				4,666,593

Kentucky–3.63%

Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Subseries 2008 A-1, RB (INS-AGC) (c)	5.75%	12/01/2028	1,700	1,816,280
Kentucky (State of) Economic Development Finance Authority (Next Generation Kentucky Information Highway); Series 2015 A, Sr. RB	5.00%	07/01/2040	1,020	1,159,036
Series 2015 A, Sr. RB	5.00%	01/01/2045	1,330	1,504,576
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.); Series 2010 A, Hospital RB	6.38%	06/01/2040	1,350	1,557,684
Series 2010 A, Hospital RB	6.50%	03/01/2045	3,700	4,282,195
Kentucky (State of) Property & Building Commission (No. 93); Series 2009, Ref. RB (d)(e)	5.25%	02/01/2019	1,605	1,784,102
Series 2009, Ref. RB (d)(e)	5.25%	02/01/2019	1,800	2,000,862
Series 2009, Ref. RB (INS-AGC) (c)	5.25%	02/01/2024	205	227,255
Series 2009, Ref. RB (INS-AGC) (c)	5.25%	02/01/2025	235	260,314
Kentucky (State of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 A, First Tier Toll RB	5.75%	07/01/2049	1,000	1,164,690
Louisville (City of) & Jefferson (County of) Metropolitan Government (Norton Healthcare, Inc.); Series 2006, Health System RB	5.25%	10/01/2036	3,180	3,214,185
Series 2013 A, Health System RB	5.50%	10/01/2033	1,000	1,205,410
Mount Sterling (City of) (Kentucky League of Cities Funding Trust Lease Program); Series 1993 B, RB	6.10%	03/01/2018	500	538,505
				20,715,094

Louisiana–2.44%

Louisiana (State of) Energy & Power Authority (LEPA Unit No. 1); Series 2013 A, Power Project RB (INS-AGM) (c)	5.25%	06/01/2033	2,000	2,369,520
Louisiana (State of) Public Facilities Authority (Louisiana Pellets Inc.); Series 2015 A, Waste Disposal Facilities RB (g)	8.00%	07/01/2039	1,555	901,511
Louisiana Citizens Property Insurance Corp.; Series 2009 C-2, Assessment RB (INS-AGC) (c)	6.75%	06/01/2026	2,250	2,498,962
New Orleans (City of); Series 2014, Ref. Water System RB	5.00%	12/01/2044	1,070	1,225,193
St. John the Baptist (Parish of) (Marathon Oil Corp.); Series 2007 A, RB	5.13%	06/01/2037	2,775	2,845,485
Tobacco Settlement Financing Corp.; Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2031	655	741,919
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2032	1,245	1,431,115
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2033	1,050	1,198,239
Series 2013 A, Ref. Asset-Backed RB	5.50%	05/15/2030	655	743,766
				13,955,710

See accompanying notes which are an integral part of this schedule.

                                 Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Maryland–1.37%

Maryland (State of) Health & Higher Educational Facilities Authority (Maryland Institute College of Art); Series 2006, RB	5.00%	06/01/2040	$770	$772,510
Maryland (State of) Health & Higher Educational Facilities Authority (Mercy Medical Center); Series 2007 A, RB (d)(e)	5.50%	07/01/2017	940	989,284
Maryland (State of) Health & Higher Educational Facilities Authority (Peninsula Regional Medical Center); Series 2015, Ref. RB	5.00%	07/01/2045	1,205	1,384,750
Maryland (State of) Stadium Authority (Baltimore City Public Schools); Series 2016, RB	5.00%	05/01/2046	2,190	2,634,066
Maryland Economic Development Corp. (Terminal); Series 2010 B, RB	5.75%	06/01/2035	1,095	1,199,704
Maryland Economic Development Corp. (Transportation Facilities); Series 2010 A, RB	5.38%	06/01/2025	775	844,045
				7,824,359

Massachusetts–2.22%

Massachusetts (State of) Department of Transportation (Contract Assistance); Series 2010 B, Metropolitan Highway Systems RB	5.00%	01/01/2035	1,005	1,141,198
Massachusetts (State of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB	7.25%	01/01/2032	900	1,092,501
Massachusetts (State of) School Building Authority (Partners Healthcare); Series 2012 L, RB	5.00%	07/01/2041	1,575	1,817,928
Massachusetts (State of) School Building Authority; Series 2007 A, Dedicated Sales Tax RB (INS-AMBAC) (b)(c)	4.50%	08/15/2035	6,590	6,856,104
Massachusetts (State of) Water Resources Authority; Series 2011 C, Ref. General RB (b)	5.00%	08/01/2030	1,500	1,758,690
				12,666,421

Michigan–1.47%

Michigan (State of) Finance Authority (Detroit Water & Sewerage Department); Series 2014 C-1, Ref. Local Government Loan Program RB	5.00%	07/01/2044	950	1,045,475
Series 2014 C-3, Ref. Local Government Loan Program RB (INS-AGM) (c)	5.00%	07/01/2031	2,500	2,930,850
Series 2014 C-6, Ref. Local Government Loan Program RB	5.00%	07/01/2033	475	547,889
Series 2014 D-4, Ref. Local Government Loan Program RB	5.00%	07/01/2029	475	555,736
Michigan (State of) Finance Authority (MidMichigan Health Credit Group); Series 2014, Ref. Hospital RB	5.00%	06/01/2039	1,740	2,005,263
Oakland University; Series 2012, General RB	5.00%	03/01/2032	1,145	1,319,234
				8,404,447

Minnesota–0.84%

Minneapolis (City of) (Fairview Health Services); Series 2008 A, Health Care System RB (d)(e)	6.38%	11/15/2018	2,050	2,324,126
Series 2008 A, Health Care System RB (d)(e)	6.63%	11/15/2018	1,350	1,538,703
St. Paul (City of) Housing & Redevelopment Authority (Health Partners Obligated Group); Series 2006, Health Care Facilities RB (d)(e)	5.25%	11/15/2016	900	919,359
				4,782,188

Missouri–1.71%

Cass (County of); Series 2007, Hospital RB	5.63%	05/01/2038	1,700	1,718,938
Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/2027	800	934,656
Series 2011 A, Ref. RB	5.50%	09/01/2028	1,670	1,932,491
Maryland Heights (City of) (South Heights Redevelopment); Series 2007 A, Ref. Tax Increment Allocation RB	5.50%	09/01/2018	310	319,731
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2010, Senior Living Facilities RB	5.50%	02/01/2042	1,100	1,198,153
Missouri (State of) Health & Educational Facilities Authority (St. Louis College of Pharmacy); Series 2013, RB	5.25%	05/01/2033	1,175	1,326,469
St. Louis (City of) Industrial Development Authority (Loughborough Commons Redevelopment); Series 2007, Ref. Community Improvement District Tax Increment Allocation RB	5.75%	11/01/2027	695	698,176
St. Louis (County of); Series 1993 H, Mortgage Revenue Ctfs. of Receipt (e)(g)	5.40%	07/01/2018	1,500	1,626,465
				9,755,079

See accompanying notes which are an integral part of this schedule.

                                 Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Nebraska–0.95%

Central Plains Energy Project (No. 3); Series 2012, Gas RB	5.00%	09/01/2042	$3,250	$3,621,702
Series 2012, Gas RB	5.25%	09/01/2037	1,000	1,134,630
Public Power Generation Agency (Whelan Energy Center Unit 2); Series 2016 A, Ref. RB	5.00%	01/01/2037	565	672,435
				5,428,767

Nevada–0.32%

Reno (City of) (Renown Regional Medical Center); Series 2007 A, Hospital RB (d)(e)	5.25%	06/01/2017	1,750	1,829,573

New Jersey–6.00%

New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing); Series 2010 A, RB	5.88%	06/01/2042	1,800	2,020,770
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, Private Activity RB (g)	5.38%	01/01/2043	2,000	2,312,640
New Jersey (State of) Economic Development Authority; Series 2004 A, Motor Vehicle RB (INS-BHAC) (b)(c)	5.25%	07/01/2026	6,625	8,635,224
New Jersey (State of) Health Care Facilities Financing Authority (The General Hospital Center at Passaic, Inc.); Series 1994, RB (e)	6.75%	07/01/2019	2,065	2,248,785
New Jersey (State of) Transportation Trust Fund Authority; Series 2010 D, Transportation System RB	5.00%	12/15/2023	1,700	1,893,307
Series 2015 AA, Transportation System RB	5.25%	06/15/2033	1,150	1,281,192
New Jersey (State of) Turnpike Authority; Series 2013 A, RB	5.00%	01/01/2038	2,600	3,021,980
Salem (County of) Pollution Control Financing Authority (Chambers); Series 2014 A, Ref. PCR (g)	5.00%	12/01/2023	1,500	1,670,760
Tobacco Settlement Financing Corp.; Series 2007 1A, Asset-Backed RB	4.63%	06/01/2026	4,265	4,308,418
Series 2007 1A, Asset-Backed RB	4.75%	06/01/2034	800	776,632
Series 2007 1A, Asset-Backed RB	5.00%	06/01/2029	3,065	3,096,232
Series 2007 1A, Asset-Backed RB	5.00%	06/01/2041	3,070	2,989,658
				34,255,598

New Mexico–0.75%

Farmington (City of) (Public Service Co. of New Mexico San Juan); Series 2010 C, Ref. PCR	5.90%	06/01/2040	2,275	2,588,609
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Health Care Services); Series 2008 A, Hospital RB (b)	6.38%	08/01/2032	1,500	1,677,000
				4,265,609

New York–13.46%

Brooklyn Arena Local Development Corp. (Barclays Center); Series 2009, PILOT RB	6.25%	07/15/2040	1,480	1,703,450
Series 2009, RB	6.38%	07/15/2043	1,620	1,869,172
Erie Tobacco Asset Securitization Corp.; Series 2005 A, Tobacco Settlement Asset-Backed RB	5.00%	06/01/2045	2,310	2,309,885
Metropolitan Transportation Authority; Series 2009 B, Dedicated Tax Fund RB (d)(e)	5.25%	11/15/2019	2,000	2,294,980
Series 2013 A, RB	5.00%	11/15/2038	1,425	1,683,039
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC); Series 2010 8, Special Obligation RB	6.00%	12/01/2036	2,250	2,648,205
New York (City of) Municipal Water Finance Authority; Series 2010 FF, Second General Resolution Water & Sewer System RB	5.00%	06/15/2031	3,000	3,445,560
Series 2012 FF, Water & Sewer System RB (b)	5.00%	06/15/2045	5,515	6,417,585
Series 2013 DD, Water & Sewer System RB	5.00%	06/15/2035	1,000	1,194,610
New York (City of); Subseries 2008 I-1, Unlimited Tax GO Bonds (b)	5.00%	02/01/2026	5,440	5,794,688
New York (State of) Dormitory Authority (General Purpose); Series 2011 A, State Personal Income Tax RB (b)	5.00%	03/15/2030	2,505	2,909,132
Series 2013 A, State Personal Income Tax RB	5.00%	02/15/2037	7,900	9,314,969
New York (State of) Dormitory Authority; Series 2014 C, Personal Income Tax RB (b)	5.00%	03/15/2040	4,210	5,012,931
New York (State of) Thruway Authority (Transportation); Series 2009 A, Personal Income Tax RB (b)	5.00%	03/15/2026	2,000	2,217,940
Series 2009 A, Personal Income Tax RB (b)	5.00%	03/15/2027	2,250	2,493,855

See accompanying notes which are an integral part of this schedule.

                                 Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

New York (State of) Thruway Authority; Series 2011 A-1, Second General Highway & Bridge Trust Fund RB (b)	5.00%	04/01/2029	$4,140	$4,816,725
Series 2016 A, Jr. Lien General RB	5.25%	01/01/2056	1,305	1,567,083
New York (State of) Utility Debt Securitization Authority; Series 2013 TE, Restructuring RB (b)	5.00%	12/15/2031	2,785	3,430,479
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. Liberty RB (f)	5.00%	11/15/2044	4,060	4,575,173
New York Liberty Development Corp. (7 World Trade Center); Series 2012, Class 2, Ref. Liberty RB	5.00%	09/15/2043	2,000	2,269,000
New York State Urban Development Corp.; Series 1995, Ref. RB	5.70%	04/01/2020	4,110	4,535,960
New York Transportation Development Corp.(LaGuardia Airport Terminal B Redevelopment); Series 2016 A, Special Facilities RB (g)	5.00%	07/01/2041	1,930	2,183,004
Series 2016 A, Special Facilities RB (g)	5.00%	07/01/2046	1,930	2,174,203
				76,861,628

North Carolina–1.49%

North Carolina (State of) Capital Facilities Finance Agency (Duke University); Series 2015, Ref. RB	5.00%	10/01/2055	5,590	6,659,535
North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, Private Activity RB (g)	5.00%	06/30/2054	935	1,024,236
North Carolina (State of) Medical Care Commission (Southminster); Series 2007 A, First Mortgage Retirement Facilities RB	5.75%	10/01/2037	795	816,076
				8,499,847

North Dakota–0.19%

McLean (County of) (Great River Energy); Series 2010 B, Solid Waste Facilities RB	5.15%	07/01/2040	1,000	1,081,940

Ohio–8.09%

American Municipal Power, Inc. (Amp Fremont Energy Center); Series 2012, RB	5.00%	02/15/2037	2,670	3,082,648
American Municipal Power, Inc.; Series 2015 A, Ref. RB	5.00%	02/15/2042	820	951,003
Buckeye Tobacco Settlement Financing Authority; Series 2007 A-2,Sr. Asset-Backed Turbo RB	5.88%	06/01/2047	6,030	5,905,360
Cleveland (City of) & Cuyahoga (County of) Port Authority (Constellation Schools); Series 2014 A, Ref. & Improvement Lease RB (f)	6.50%	01/01/2034	900	983,106
Franklin (County of) (OhioHealth Corp.); Series 2011 A, Hospital Facilities RB (b)	5.00%	11/15/2036	2,685	3,051,717
Hamilton (County of) (Christ Hospital); Series 2012, Health Care Facilities RB	5.25%	06/01/2032	2,750	3,161,510
Hancock (County of) (Blanchard Valley Regional Health Center); Series 2011 A, Hospital Facilities RB	6.25%	12/01/2034	875	1,038,503
Lorain (County of) (Catholic Healthcare Partners); Series 2003 C-1, Ref. Hospital Facilities RB (INS-AGM) (b)(c)	5.00%	04/01/2024	3,600	3,839,472
Series 2006 A, Hospital Facilities RB (INS-AGM) (b)(c)	5.00%	02/01/2024	3,325	3,545,880
Series 2006 B, Hospital Facilities RB (INS-AGM) (b)(c)	5.00%	02/01/2024	3,350	3,572,842
Montgomery (County of) (Catholic Health Initiatives); Series 2006 C-1, RB (b)(d)(e)	5.00%	04/28/2018	1,625	1,754,285
Ohio (State of) (Portsmouth Bypass); Series 2015, Private Activity RB (INS-AGM) (c)(g)	5.00%	12/31/2039	615	704,255
Ohio (State of) Air Quality Development Authority (Dayton Power); Series 2006, RB (INS-BHAC) (b)(c)(g)	4.80%	09/01/2036	5,000	5,022,400
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009 A, RB	5.70%	08/01/2020	1,500	1,648,500
Series 2009 C, Ref. PCR	5.63%	06/01/2018	2,800	2,963,464
Ohio (State of) Higher Educational Facility Commission (Summa Health System); Series 2010, Hospital Facilities RB	5.75%	11/15/2035	1,720	1,939,300
Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR (d)	5.88%	06/01/2016	1,050	1,050,000
Series 2010 C, Ref. PCR (d)	4.00%	06/03/2019	1,950	2,011,308
				46,225,553

Pennsylvania–1.19%

Delaware River Port Authority; Series 2010 D, RB	5.00%	01/01/2035	1,100	1,238,743
Pennsylvania (State of) Turnpike Commission; Subseries 2010 B-2, Sub. RB	5.75%	12/01/2028	2,500	2,919,600
Subseries 2010 B-2, Sub. RB	6.00%	12/01/2034	1,550	1,848,809
Subseries 2014 A-2, Sub. Conv. CAB RB (j)	5.13%	12/01/2039	1,000	805,210
				6,812,362

See accompanying notes which are an integral part of this schedule.

                                 Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value

South Carolina–2.11%

Greenville (City of); Series 2002, Ref. & Improvement Tax Increment Allocation RB (INS-NATL) (c)	5.25%	04/01/2021	$170	$170,687
South Carolina (State of) Jobs-Economic Development Authority (AnMed Health); Series 2009 B, Ref. & Improvement Hospital RB (INS-AGC) (c)	5.50%	02/01/2038	1,000	1,104,450
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. Hospital RB	5.25%	08/01/2030	1,200	1,411,380
South Carolina (State of) Jobs-Economic Development Authority (The Woodlands at Furman); Series 2012, Ref. RB	6.00%	11/15/2047	308	313,928
Series 2012, Ref. Sub. CAB RB (h)	0.00%	11/15/2047	228	24,643
South Carolina (State of) Jobs-Economic Development Authority (Wesley Commons); Series 2006, Ref. First Mortgage Health Facilities RB	5.30%	10/01/2036	1,100	1,102,310
South Carolina (State of) Ports Authority; Series 2015, RB (g)	5.25%	07/01/2050	2,620	3,011,454
Series 2015, RB (g)	5.25%	07/01/2055	1,030	1,179,278
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2010 B, Ref. RB (b)	5.00%	01/01/2033	3,300	3,740,385
				12,058,515

South Dakota–0.47%

South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group); Series 2014 B, RB	5.00%	11/01/2044	1,235	1,421,954
Series 2015, Ref. RB	5.00%	11/01/2045	1,100	1,276,836
				2,698,790

Tennessee–2.64%

Johnson City (City of) Health & Educational Facilities Board (Mountain States Health Alliance); Series 2000 A, Ref. First Mortgage Hospital CAB RB (INS-NATL) (c)(h)	0.00%	07/01/2026	12,525	8,762,239
Series 2006 A, First Mortgage Hospital RB	5.50%	07/01/2036	2,975	2,985,353
Shelby (County of) Health, Educational & Housing Facilities Board (Methodist Healthcare); Series 2004 B, Ref. RB (b)(d)(e)	5.25%	03/01/2018	3,100	3,334,236
				15,081,828

Texas–22.68%

Austin (City of); Series 2012, Ref. Water & Wastewater System RB	5.00%	11/15/2042	1,600	1,889,328
Dallas (City of) (Civic Center Convention Complex); Series 2009, Ref. & Improvement RB (INS-AGC) (c)	5.00%	08/15/2018	1,400	1,512,084
Series 2009, Ref. & Improvement RB (INS-AGC) (c)	5.00%	08/15/2019	1,600	1,775,392
Dallas-Fort Worth (Cities of) International Airport; Series 2012 G, Ref. RB	5.00%	11/01/2034	3,000	3,440,550
Series 2012 G, Ref. RB	5.00%	11/01/2035	2,585	2,958,662
Series 2013 A, Joint Improvement RB (g)	5.00%	11/01/2030	1,000	1,168,860
El Paso (County of) Hospital District; Series 2008 A, Limited Tax GO Bonds (INS-AGC) (b)(c)	5.00%	08/15/2037	5,850	6,326,015
Harris (County of) Metropolitan Transit Authority; Series 2011 A, Sales & Use Tax RB (b)	5.00%	11/01/2041	2,000	2,326,980
Harris (County of); Series 2009 A, Sr. Lien Toll Road RB (b)	5.00%	08/15/2025	4,350	4,890,227
Harris County Health Facilities Development Corp. (Memorial Hermann Healthcare System); Series 2008 B, Ref. RB (d)(e)	7.25%	12/01/2018	925	1,069,753
Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, Solid Waste Disposal RB	5.00%	02/01/2023	1,100	1,210,099
Houston (City of); Series 2007 A, Ref. First Lien Combined Utility System RB (INS-AGM) (b)(c)	5.00%	11/15/2036	9,425	10,012,649
Series 2011 D, First Lien Combined Utility System RB (b)	5.00%	11/15/2033	3,150	3,691,202
Judson Independent School District; Series 2008, School Building Unlimited Tax GO Bonds (b)(d)(e)	5.00%	02/01/2017	3,700	3,809,261
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015 A, RB (f)	5.50%	08/15/2045	1,015	1,069,678

See accompanying notes which are an integral part of this schedule.

                                 Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Lower Colorado River Authority (LCRA Transmissions Services Corp.); Series 2011 A, Ref. RB	5.00%	05/15/2041	$1,500	$1,684,905
Lower Colorado River Authority; Series 2012 A, Ref. RB	5.00%	05/15/2039	2,270	2,605,188
Series 2012-A, Ref. RB (d)(e)	5.00%	05/15/2022	5	6,049
Series 2012-A, Ref. RB	5.00%	05/15/2033	1,730	2,014,741
Lufkin Health Facilities Development Corp. (Memorial Health System of East Texas); Series 2009, Ref. & Improvement RB (d)(e)	6.25%	02/15/2019	1,450	1,655,610
Matagorda (County of) Navigation District No. 1 (Houston Lighting & Power Co.); Series 1997, Ref. RB (INS-AMBAC) (c)(g)	5.13%	11/01/2028	5,000	6,074,250
New Hope Cultural Education Facilities Corp. (CHF-Collegiate Housing College Station I, LLC-Texas A&M University); Series 2014 A, Student Housing RB (INS-AGM) (c)	5.00%	04/01/2046	1,000	1,119,390
North Texas Tollway Authority; Series 2008, Ref. First Tier System RB (d)(e)	5.63%	01/01/2018	880	946,449
Series 2008, Ref. First Tier System RB	5.63%	01/01/2028	120	127,267
Series 2008, Ref. First Tier System RB (d)(e)	6.00%	01/01/2018	880	951,632
Series 2008, Ref. First Tier System RB (d)(e)	6.00%	01/01/2018	1,095	1,184,133
Series 2008, Ref. First Tier System RB	6.00%	01/01/2026	120	128,534
Series 2008, Ref. First Tier System RB	6.00%	01/01/2027	155	166,276
Series 2008 F, Ref. Second Tier System RB (d)(e)	5.75%	01/01/2018	3,200	3,447,904
Series 2011 A, Special Projects System RB (b)	5.50%	09/01/2036	3,180	3,797,906
Series 2015 B, Ref. RB (b)	5.00%	01/01/2040	7,525	8,719,669
San Antonio (City of); Series 2013, Jr. Lien Electric & Gas Systems RB	5.00%	02/01/2038	2,000	2,359,000
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.); Series 2007, Retirement Facility RB	5.63%	11/15/2027	1,000	1,030,460
Series 2007, Retirement Facility RB	5.75%	11/15/2037	585	598,285
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Retirement Services, Inc.); Series 2007, Retirement Facility RB (d)(e)	5.25%	11/15/2017	3,075	3,277,366
Series 2007, Retirement Facility RB	5.25%	11/15/2037	3,925	4,094,952
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2007, Retirement Facility RB	5.75%	02/15/2025	500	510,770
Tarrant County Cultural Education Facilities Finance Corp. (CHRISTUS Health); Series 2008 A, Ref. RB (INS-AGC) (c)	6.25%	07/01/2028	3,600	4,037,508
Texas (State of) Transportation Commission (Central Texas Turnpike System); Series 2015 B, Ref. CAB RB (h)	0.00%	08/15/2036	2,650	1,204,293
Series 2015 B, Ref. CAB RB (h)	0.00%	08/15/2037	3,455	1,496,153
Texas (State of) Transportation Commission; Series 2008, Mobility Fund Unlimited Tax GO Bonds (b)(d)(e)	5.00%	04/01/2018	5,870	6,318,292
Series 2012 A, Ref. First Tier Turnpike System RB	5.00%	08/15/2041	3,310	3,803,322
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, Sr. Lien Gas Supply RB	6.25%	12/15/2026	4,970	6,250,918
Texas Municipal Gas Acquisition & Supply Corp. III; Series 2012, Gas Supply RB	5.00%	12/15/2028	1,650	1,886,693
Series 2012, Gas Supply RB	5.00%	12/15/2030	1,000	1,131,250
Series 2012, Gas Supply RB	5.00%	12/15/2031	4,875	5,483,839
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/2039	1,675	1,974,105
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC); Series 2013, Sr. Lien RB (g)	7.00%	12/31/2038	1,150	1,452,795
Tyler Health Facilities Development Corp. (East Texas Medical Center Regional Healthcare System); Series 2007 A, Ref. & Improvement Hospital RB	5.38%	11/01/2037	800	826,536
				129,517,180

Utah–1.00%

Intermountain Power Agency; Series 1993 A, Ref. Power Supply CAB RB (e)(h)	0.00%	07/01/2017	4,950	4,844,614
Utah (State of) Charter School Finance Authority (Summit Academy); Series 2007 A, Charter School RB	5.80%	06/15/2038	875	897,899
				5,742,513

See accompanying notes which are an integral part of this schedule.

                                 Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Virgin Islands–0.39%

Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/2025	$1,975	$2,204,041

Virginia–1.58%

Richmond (City of) Industrial Development Authority; Series 2001, Government Facilities RB (INS-AMBAC) (c)	5.00%	07/15/2017	1,465	1,515,249
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, Sr. Lien RB (g)	5.50%	01/01/2042	2,705	3,110,858
Series 2012, Sr. Lien RB (g)	6.00%	01/01/2037	755	898,556
Virginia (State of) Small Business Financing Authority (Express Lanes, LLC); Series 2012, Sr. Lien RB (g)	5.00%	07/01/2034	2,890	3,178,798
White Oak Village Shops Community Development Authority; Series 2007, Special Assessment RB	5.30%	03/01/2017	318	325,085
				9,028,546

Washington–3.17%

Chelan (County of) Public Utility District No. 1; Series 2011 A, Ref. Consolidated RB (g)	5.50%	07/01/2025	1,675	1,981,475
Kalispel Tribe of Indians; Series 2008, RB	6.63%	01/01/2028	1,500	1,551,405
Seattle (Port of); Series 2012 A, Ref. Intermediate Lien RB	5.00%	08/01/2030	2,265	2,674,625
Washington (State of) (SR 520 Corridor Program - Toll Revenue); Series 2011 C, Motor Vehicle Fuel Unlimited Tax GO Bonds (b)	5.00%	06/01/2033	2,700	3,138,993
Series 2011 C, Motor Vehicle Fuel Unlimited Tax GO Bonds (b)	5.00%	06/01/2041	645	742,834
Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2011 A, RB (b)	5.00%	02/01/2041	2,550	2,811,911
Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2011 A, RB (d)(e)	6.25%	05/15/2021	1,125	1,395,731
Washington (State of) Housing Finance Commission (Wesley Homes); Series 2008, Non-Profit CR RB (f)	6.00%	01/01/2027	1,720	1,787,235
Washington (State of) Tobacco Settlement Authority; Series 2013, Ref. RB	5.25%	06/01/2033	1,700	1,998,316
				18,082,525

West Virginia–1.34%

Harrison (County of) Commission (Allegheny Energy); Series 2007 D, Ref. Solid Waste Disposal RB (g)	5.50%	10/15/2037	2,500	2,602,200
West Virginia (State of) Hospital Finance Authority (Thomas Health System); Series 2008, RB	6.00%	10/01/2020	1,100	1,164,592
Series 2008, RB	6.25%	10/01/2023	1,270	1,343,571
West Virginia (State of) Hospital Finance Authority (West Virginia United Health System Obligated Group); Series 2009 C, Ref. & Improvement RB (d)(e)	5.50%	06/01/2019	1,065	1,208,264
Series 2009 C, Ref. & Improvement RB (d)(e)	5.50%	06/01/2019	1,160	1,316,043
				7,634,670

Wisconsin–3.27%

Superior (City of) (Superior Water, Light & Power Co.); Series 2007 A, Ref. Collateralized Utility RB (g)	5.38%	11/01/2021	500	525,545
Series 2007 B, Collateralized Utility RB (g)	5.75%	11/01/2037	460	484,762
Wisconsin (State of) Health & Educational Facilities Authority (Aurora Health Care, Inc.); Series 2009 B, RB (d)	5.13%	08/15/2016	1,100	1,110,208
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/2024	4,565	5,375,698
Wisconsin (State of) Health & Educational Facilities Authority (Ministry Health Care); Series 2012 C, Ref. RB (d)(e)	5.00%	08/15/2022	1,400	1,709,274
Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care, Inc. Obligated Group); Series 2009, RB (d)(e)	6.63%	02/15/2019	1,340	1,544,578
Wisconsin (State of) Housing & Economic Development Authority; Series 2008 A, Home Ownership RB (b)(g)	5.30%	09/01/2023	677	699,971
Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. Central District Development); Series 2016, Lease Development RB (b)	5.00%	03/01/2046	4,515	5,231,847

See accompanying notes which are an integral part of this schedule.

                                 Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Wisconsin–(continued)

Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	$670	$724,531
Wisconsin (State of); Series 2009 A, General Fund Annual Appropriation RB	5.38%	05/01/2025	1,125	1,266,244
				18,672,658

Wyoming–0.76%

Sweetwater (County of) (FMC Corp.); Series 2005, Ref. Solid Waste Disposal RB (g)	5.60%	12/01/2035	2,790	2,800,462
Sweetwater (County of) (Idaho Power Co.); Series 2006, Ref. PCR	5.25%	07/15/2026	1,350	1,520,410
				4,320,872
TOTAL INVESTMENTS(k)–167.50% (Cost $865,867,925)				956,436,086
FLOATING RATE NOTE OBLIGATIONS–(28.58)% Notes with interest and fee rates ranging from 0.92% to 1.37% at 05/31/2016, and contractual maturities of collateral ranging from 09/01/2023 to 10/01/2052 (See Note 1D)(l)				(163,190,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(40.45)%				(231,000,000)
OTHER ASSETS LESS LIABILITIES–1.53%				8,754,660
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$571,000,746

Investment Abbreviations:

AGC	—Assured Guaranty Corp.	Jr.	—Junior

AGM	—Assured Guaranty Municipal Corp.	MFH	—Multi-Family Housing

AMBAC	—American Municipal Bond Assurance Corp.	NATL	—National Public Finance Guarantee Corp.

BHAC	—Berkshire Hathaway Assurance Corp.	PCR	—Pollution Control Revenue Bonds

CAB	—Capital Appreciation Bonds	PILOT	—Payment-in-Lieu-of-Tax

CEP	—Credit Enhancement Provider	RB	—Revenue Bonds

Conv.	—Convertible	Ref.	—Refunding

COP	—Certificates of Participation	Sec.	—Secured

CR	—Custodial Receipts	SGI	—Syncora Guarantee, Inc.

Ctfs.	—Certificates	Sr.	—Senior

GNMA	—Government National Mortgage Association	Sub.	—Subordinated

GO	—General Obligation	TEMPS	—Tax-Exempt Mandatory Paydown Securities

IDR	—Industrial Development Revenue Bonds	Wts.	—Warrants

INS	—Insurer

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Underlying security related to TOB Trusts entered into by the Trust. See Note 1D.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2016 was $18,855,934, which represented 3.30% of the Trust’s Net Assets.
(g)	Security subject to the alternative minimum tax.
(h)	Zero coupon bond issued at a discount.
(i)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The value of this security at May 31, 2016 represented less than 1% of the Trust’s Net Assets.
(j)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(k)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage
Assured Guaranty Municipal Corp.	6.4%
(l)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2016. At May 31, 2016, the Trust’s investments with a value of $292,479,676 are held by TOB Trusts and serve as collateral for the $163,190,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

                                 Invesco Advantage Municipal Income Trust II

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Trust investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

                                 Invesco Advantage Municipal Income Trust II

D.	Floating Rate Note Obligations – The Trust invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Trust. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer or by the Trust (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate securities) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Trust, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Trust, the Trust will be required to repay the principal amount of the tendered securities, which may require the Trust to sell other portfolio holdings to raise cash to meet that obligation. The Trust could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Trust to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Trust may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Trust. These agreements commit a Trust to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Trust liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Trust accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Trust wherein the Trust, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Trust’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Trust, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Trust would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Trust in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Trust, and may adversely affect the Trust’s net asset value, distribution rate and ability to achieve its investment objective.

                             Invesco Advantage Municipal Income Trust II

D.	Floating Rate Note Obligations – (continued)

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

E.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Trust’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of May 31, 2016, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the three months ended May 31, 2016 was $38,931,159 and $22,512,255, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$90,652,536
Aggregate unrealized (depreciation) of investment securities	(1,731,341)
Net unrealized appreciation of investment securities	$88,921,195
Cost of investments for tax purposes is $867,514,891.

                             Invesco Advantage Municipal Income Trust II

Item 2.	Controls and Procedures.

(a)	As of May 25, 2016, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of May 25, 2016, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Invesco Advantage Municipal Income Trust II

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	July 29, 2016

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	July 29, 2016

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	July 29, 2016

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.